STOCK OPTIONS (Details 1) - Class of Stock [Domain] - Employee Stock Option [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)	3,768,428	416,667	1,310,665	0
Number Options, Exercised (in shares)		(416,667)	(1,310,665)
Number of Options, Issued (in shares)	314,560	1,238,000	3,894,252	416,667
Number of Options, Cancelled (in shares)	(3,768,428)	(40,000)	(125,824)
Number of Options, Re-issued as part of Acquisition Transaction (in shares)	3,768,428
Number of Options, Outstanding, Ending Balance (in shares)	4,082,988	3,768,428	3,768,428	416,667	0
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 0.22	$ 0.52	$ 0.19	$ 0
Weighted-Average Exercise Price, Exercised (in dollars per share)		0.52	0.19
Weighted-Average Exercise Price, Issued (in dollars per share)	0.23	0.73	0.22	0.52
Weighted-Average Exercise Price, Cancelled (in dollars per share)	0.22	0.52	0.17
Weighted-Average Exercise Price, Re-issued as part of Acquisition Transaction (in dollars per share)	0.22
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share)	$ 0.22	$ 0.22	$ 0.22	$ 0.52	$ 0
Weighted Average Remaining Contract Life, Outstanding		6 years 8 months 19 days		2 months 12 days
Weighted Average Remaining Contract Life, Exercised during the period
Weighted Average Remaining Contract Life, Granted during the period		7 years
Weighted Average Remaining Contract Life, Cancelled during the period